Award Timing Disclosure	12 Months Ended
Dec. 31, 2024
Award Timing Disclosures [Line Items]
Award Timing MNPI Disclosure
The Compensation Committee grants annual equity awards each year on February 24th following our annual earnings release and the filing of our Annual Report on Form 10-K. The Compensation Committee may also consider and approve interim or mid-year grants, from time to time based on business needs. During 2024, the Compensation Committee did not take material nonpublic information into account when determining the timing and terms of equity awards, and we did not time the disclosure of material nonpublic information for the purpose of affecting the value of executive compensation.

Award Timing Method	The Compensation Committee may also consider and approve interim or mid-year grants, from time to time based on business needs. During 2024, the Compensation Committee did not take material nonpublic information into account when determining the timing and terms of equity awards, and we did not time the disclosure of material nonpublic information for the purpose of affecting the value of executive compensation.
Award Timing Predetermined	true
Award Timing MNPI Considered	false
Award Timing, How MNPI Considered	The Compensation Committee may also consider and approve interim or mid-year grants, from time to time based on business needs. During 2024, the Compensation Committee did not take material nonpublic information into account when determining the timing and terms of equity awards, and we did not time the disclosure of material nonpublic information for the purpose of affecting the value of executive compensation.
MNPI Disclosure Timed for Compensation Value	true